Segment Information (Tables)	12 Months Ended
Mar. 31, 2018
Segment Reporting [Abstract]
Financial Information of Segments

Financial information of the segments for fiscal 2016, 2017 and 2018 is as follows:

Year ended March 31, 2016	Millions of yen
	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Revenues	¥107,150	¥271,662	¥191,540	¥1,028,355	¥254,289	¥526,008	¥2,379,004
Finance revenues	34,215	12,067	6,720	12,625	55,318	75,004	195,949
Interest expense	7,214	3,545	4,676	3,539	4,654	33,356	56,984
Depreciation and amortization	4,764	127,862	15,908	8,836	17,489	52,606	227,465
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	(701)	24	(110)	(940)	7,370	7,277	12,920
Write-downs of long-lived assets	0	0	8,036	214	0	4,978	13,228
Decrease in policy liabilities and policy account balances	0	0	0	0	(405,014)	0	(405,014)
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	1,064	191	6,048	18,822	796	76,747	103,668
Segment profits	42,418	42,935	42,902	57,220	51,756	142,879	380,110
Segment assets	1,049,867	731,329	739,592	704,156	3,462,772	2,284,733	8,972,449
Long-lived assets	41,170	479,619	600,693	193,970	52,359	386,950	1,754,761
Expenditures for long-lived assets	14,180	151,330	49,858	74,645	439	272,315	562,767
Investment in affiliates	22,755	1,996	91,010	108,237	911	305,674	530,583

Year ended March 31, 2017	Millions of yen
	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Revenues	¥102,979	¥270,615	¥212,050	¥1,271,973	¥368,665	¥458,912	¥2,685,194
Finance revenues	30,153	13,029	2,319	10,680	59,177	81,251	196,609
Interest expense	6,032	3,360	3,085	4,870	4,041	36,535	57,923
Depreciation and amortization	6,517	130,272	15,169	13,176	18,914	50,960	235,008
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	(96)	210	33	(1,047)	10,109	13,959	23,168
Write-downs of long-lived assets	0	46	3,353	1,569	0	3,908	8,876
Decrease in policy liabilities and policy account balances	0	0	0	0	(103,878)	0	(103,878)
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	3,354	178	4,160	39,750	14	42,470	89,926
Bargain Purchase Gain	0	0	0	5,802	0	0	5,802
Segment profits	38,032	39,787	72,841	85,000	72,865	112,312	420,837
Segment assets	1,032,152	752,513	657,701	768,675	3,291,631	2,454,200	8,956,872
Long-lived assets	42,337	452,840	512,930	269,515	45,267	435,368	1,758,257
Expenditures for long-lived assets	8,330	164,486	32,875	74,787	276	196,451	477,205
Investment in affiliates	18,392	1,880	99,347	71,481	810	332,154	524,064

Year ended March 31, 2018	Millions of yen
	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Revenues	¥115,712	¥275,740	¥172,948	¥1,402,313	¥428,697	¥477,420	¥2,872,830
Finance revenues	28,390	14,059	2,055	8,982	61,222	96,368	211,076
Interest expense	4,893	3,049	2,224	5,632	4,026	49,477	69,301
Depreciation and amortization	10,404	131,829	14,952	21,726	21,642	70,109	270,662
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	1,072	192	(8)	(927)	11,244	5,831	17,404
Write-downs of long-lived assets	32	29	4,187	27	0	1,250	5,525
Decrease in policy liabilities and policy account balances	0	0	0	0	(53,512)	0	(53,512)
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	2,681	102	32,775	52,001	6	11,749	99,314
Segment profits	49,275	40,162	62,372	96,120	74,527	106,602	429,058
Segment assets	961,901	818,201	620,238	847,677	3,174,505	2,594,728	9,017,250
Long-lived assets	41,252	468,459	482,300	284,416	43,878	507,535	1,827,840
Expenditures for long-lived assets	3,764	170,727	56,755	60,779	174	286,730	578,929
Investment in affiliates	16,845	1,996	86,666	170,449	702	314,569	591,227

Reconciliation of Segment Totals to Consolidated Financial Statement Amounts

The reconciliation of segment totals to consolidated financial statement amounts is as follows. Significant items to be reconciled are segment revenues, segment profits and segment assets. Other items do not have a significant difference between segment amounts and consolidated amounts.

Prior-year amounts have been adjusted for the retrospective application of Accounting Standards Update 2015-03 (“Simplifying the Presentation of Debt Issuance Costs”—ASC 835-30 (“Interest—Imputation of Interest”)) on April 1, 2016.

	Millions of yen
	2016	2017	2018
Segment revenues:
Total revenues for segments	¥2,379,004	¥2,685,194	2,872,830
Revenues related to corporate assets	9,230	9,244	8,613
Revenues related to assets of certain VIEs	5,455	4,513	2,616
Revenues from inter-segment transactions	(24,487)	(20,292)	(21,288)

Total consolidated revenues	¥2,369,202	¥2,678,659	¥2,862,771

Segment profits:
Total segment profits	¥380,110	¥420,837	¥429,058
Corporate losses	(5,261)	(3,634)	(4,329)
Gains related to assets or liabilities of certain VIEs	5,632	75	20
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests	10,821	7,687	10,752

Total consolidated income before income taxes	¥391,302	¥424,965	¥435,501

Segment assets:
Total segment assets	¥8,972,449	¥8,956,872	¥9,017,250
Cash and cash equivalents, restricted cash	811,399	1,133,212	1,405,117
Allowance for doubtful receivables on direct financing leases and probable loan losses	(60,071)	(59,227)	(54,672)
Trade notes, accounts and other receivable	294,638	283,427	294,773
Other corporate assets	700,612	672,562	681,846
Assets of certain VIEs	273,891	245,049	81,668

Total consolidated assets	¥10,992,918	¥11,231,895	¥11,425,982

Geographical Revenues and Income before Income Taxes

The following information represents geographical revenues and income before income taxes, which are attributed to geographic areas, based on the country location of the Company and its subsidiaries.

	Millions of yen
	Year ended March 31, 2016
	Japan	The Americas*1	Other*2*3	Total
Total Revenues	¥1,827,582	¥186,186	¥355,434	¥2,369,202
Income before Income Taxes	241,794	74,546	74,962	391,302

	Millions of yen
	Year ended March 31, 2017
	Japan	The Americas*1	Other*2*3	Total
Total Revenues	¥2,195,389	¥142,430	¥340,840	¥2,678,659
Income before Income Taxes	313,175	44,083	67,707	424,965
	Millions of yen
	Year ended March 31, 2018
	Japan	The Americas*1	Other*2*3	Total
Total Revenues	¥2,377,729	¥108,186	¥376,856	¥2,862,771
Income before Income Taxes	320,511	46,869	68,121	435,501

*1	Mainly the United States
*2	Mainly Asia, Europe, Australasia and Middle East
*3	ORIX Corporation Europe N. V., one of the Company’s subsidiaries domiciled in the Netherlands, which changed its name from Robeco Groep N. V. on January 1, 2018, is a holding company owning asset management companies. Due to its customer base being spread across the world, total revenues and income before income taxes of the Company are included in ”Other.” Based on its legal entity location, revenues were ¥108,446 million in the Americas and ¥76,726 million in Other for the fiscal year ended March 31, 2016, ¥96,157 million in the Americas and ¥76,012 million in Other for the fiscal year ended March 31, 2017, and ¥100,116 million in the Americas and ¥87,100 million in Other for the fiscal year ended March 31, 2018.